Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-current Assets
Schedule of other non-current assets

	As of December 31,
	2024	2025
	RMB	RMB
Loan receivables, net	71,355	67,438
Rental deposits	15,903	36,208
Long-term prepayments	45,744	26,870
Long-term deposits	62,688	—
Others	4,462	482
Other non-current assets	200,152	130,998